Stock Incentive Plans (Details) - Schedule of weighted average calculated fair value of the options granted to employees - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Weighted Average Calculated Fair Value Of The Options Granted To Employees Abstract
Fair Value of Common Stock (in Dollars per share)	$ 40.83	$ 20.37
Dividend yield	0.00%	0.00%
Expected volatility	42.00%	44.00%
Expected term (years)	6 years 3 days	5 years 11 months 1 day
Risk free interest rate	1.14%	0.64%